Investment in Associate (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
Disclosure of changes in carrying amount of associated entity
The Company holds investments in associates as shown in the table below:

	SLM California (Caserones)	Legend Gold Mali (Tabakorole)	Aterian plc	Total

Balance as at December 31, 2023	$36,551	$3,042	$3,385	$42,978
Share of profit (loss) for the year	2,320	(17)	(267)	2,036
Distributions	(3,922)	-	-	(3,922)
Foreign exchange revaluation	-	-	(5)	(5)
Balance as at December 31, 2024	$34,949	$3,025	$3,113	$41,087

Interest acquired through EMX acquisition	104,405	-	-	104,405
Share of profit (loss) for the year	2,599	(8)	(388)	2,203
Distributions	(3,126)	-	-	(3,126)
Impairment	-	(2,017)	-	(2,017)
Reclassification	(138,827)	-	(2,725)	(141,552)
Balance as at December 31, 2025	$-	$1,000	$-	$1,000